UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 7435

Smith Barney Allocation Series Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: January 31

Date of reporting period: April 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY ALLOCATION SERIES INC.

HIGH GROWTH PORTFOLIO

GROWTH PORTFOLIO

BALANCED PORTFOLIO

CONSERVATIVE PORTFOLIO

INCOME PORTFOLIO

FORM N-Q

APRIL 30, 2005

Smith Barney Allocation Series Inc.

The High Growth Portfolio

Schedules of Investments (unaudited)	April 30, 2005

Shares	Description	Value
Underlying Funds - 99.9%
1,032,232	Smith Barney Aggressive Growth Fund Inc.	$94,201,453
5,273,102	Smith Barney Funds, Inc. - Large Cap Value Fund	80,520,260
3,975,766	Smith Barney Income Funds - Smith Barney High Income Fund	26,756,907
5,587,445	Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund	69,731,318
751,345	Smith Barney Investment Funds Inc. - Smith Barney Small Cap Growth Fund	6,995,022
2,035,017	Smith Barney Investment Series - SB Growth and Income Fund	29,629,847
6,981,475	Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund	144,376,914
8,792,485	Smith Barney Small Cap Core Fund, Inc.	132,678,593
4,496,538	Smith Barney World Funds, Inc. - International All Cap Growth Portfolio	60,478,436

	Total Underlying Funds (Cost - $582,357,071)	645,368,750

Face Amount
Repurchase Agreement - 0.7%
$ 4,316,000	Interest in $398,063,000 joint tri-party repurchase agreement dated 4/29/05 with Goldman, Sachs & Co., 2.940% due 5/2/05; Proceeds at maturity - $4,317,057; (Fully collateralized by various U.S. government agency obligations, 1.250% to 12.750% due 5/31/05 to 11/15/24; Market value - $4,402,531) (Cost - $4,316,000)	4,316,000

	Total Investments - 100.6% (Cost - $586,673,071*)	$649,684,750
	Liabilities in Excess of Other Assets - (0.6)%	(3,637,588)

	Total Net Assets - 100.0%	$646,047,162

*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments

Smith Barney Allocation Series Inc.

The Growth Portfolio

Schedules of Investments (unaudited) (continued)	April 30, 2005

Shares	Description	Value
Underlying Funds - 99.6%
446,056	Smith Barney Aggressive Growth Fund Inc.	$40,707,065
2,864,850	Smith Barney Core Plus Bond Fund Inc.	35,982,512
8,007,272	Smith Barney Funds, Inc. - Large Cap Value Fund	122,271,043
8,652,578	Smith Barney Income Funds - Smith Barney High Income Fund	58,231,852
3,130,853	Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund	30,901,520
2,650,231	Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund	33,074,880
1,801,980	Smith Barney Investment Funds Inc. - Smith Barney Investment Grade Bond Fund	23,173,466
799,963	Smith Barney Investment Funds Inc. - Smith Barney Small Cap Growth Fund	7,447,652
3,227,466	Smith Barney Investment Series - SB Growth and Income Fund	46,991,912
6,103,232	Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund	126,214,836
2,666,959	Smith Barney Small Cap Core Fund, Inc.	40,244,418
2,412,589	Smith Barney World Funds, Inc. - International All Cap Growth Portfolio	32,449,316

	Total Underlying Funds (Cost - $609,060,274)	597,690,472

Face Amount
Repurchase Agreement - 5.0%
$ 30,106,000	Interest in $398,063,000 joint tri-party repurchase agreement dated 4/29/05 with Goldman, Sachs & Co., 2.940% due 5/2/05; Proceeds at maturity - $30,113,376; (Fully collateralized by various U.S. government agency obligations, 1.250% to 12.750% due 5/31/05 to 11/15/24; Market value - $30,708,120) (Cost - $30,106,000)	30,106,000

	Total Investments - 104.6% (Cost - $639,166,274*)	$627,796,472
	Liabilities in Excess of Other Assets - (4.6)%	(27,794,288)

	Total Net Assets - 100.0%	$600,002,184

*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Smith Barney Allocation Series Inc.

The Balanced Portfolio

Schedules of Investments (unaudited) (continued)	April 30, 2005

Shares	Description	Value
Underlying Funds - 99.5%
3,581,920	Smith Barney Appreciation Fund Inc.	$50,325,973
2,962,676	Smith Barney Core Plus Bond Fund Inc.	37,211,213
3,566,935	Smith Barney Fundamental Value Fund Inc.	51,221,192
634,263	Smith Barney Funds, Inc. - Large Cap Value Fund	9,685,199
3,938,160	Smith Barney Funds, Inc. - Short-Term Investment Grade Bond Fund	16,461,506
2,415,604	Smith Barney Income Funds - SB Convertible Fund	40,243,963
8,148,839	Smith Barney Income Funds - Smith Barney Diversified Strategic Income Fund	55,412,104
3,627,517	Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund	35,803,596
3,496,816	Smith Barney Investment Series - SB Growth and Income Fund	50,913,636
1,070,322	Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund	22,134,266
1,089,806	Smith Barney World Funds, Inc. - International All Cap Growth Portfolio	14,657,883

	Total Underlying Funds (Cost - $381,403,406)	384,070,531

Face Amount
Repurchase Agreement - 0.4%
$1,712,000	Interest in $398,063,000 joint tri-party repurchase agreement dated 4/29/05 with Goldman, Sachs & Co., 2.940% due 5/2/05; Proceeds at maturity - $1,712,419; (Fully collateralized by various U.S. government agency obligations, 1.250% to 12.750% due 5/31/05 to 11/15/24; Market value - $1,746,244) (Cost - $1,712,000)	1,712,000

	Total Investments - 99.9% (Cost - $383,115,406*)	385,782,531
	Other Assets in Excess of Liabilities - 0.1%	290,134

	Total Net Assets - 100.0%	$386,072,665

*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Smith Barney Allocation Series Inc.

The Conservative Portfolio

Schedules of Investments (unaudited) (continued)	April 30, 2005

Shares	Description	Value
Underlying Funds - 99.9%
844,073	Smith Barney Appreciation Fund Inc.	$11,859,220
2,122,328	Smith Barney Core Plus Bond Fund Inc.	26,656,438
412,747	Smith Barney Fundamental Value Fund Inc.	5,927,042
1,291,270	Smith Barney Funds, Inc. - Short-Term Investment Grade Bond Fund	5,397,508
252,749	Smith Barney Income Funds - SB Convertible Fund	4,210,795
3,512,684	Smith Barney Income Funds - Smith Barney Diversified Strategic Income Fund	23,886,254
1,725,073	Smith Barney Income Funds - Smith Barney High Income Fund	11,609,743
1,225,785	Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund	12,098,502
802,844	Smith Barney Investment Series. - SB Growth and Income Fund	11,689,407
284,640	Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund	5,886,361

	Total Underlying Funds (Cost - $125,609,342)	119,221,270

Face Amount
Repurchase Agreement - 0.0%
$ 31,000	Interest in $398,063,000 joint tri-party repurchase agreement dated 4/29/05 with Goldman, Sachs & Co., 2.940% due 5/2/05; Proceeds at maturity - $31,008; (Fully collateralized by various U.S. government agency obligations, 1.250% to 12.750% due 5/31/05 to 11/15/24; Market value - $31,620) (Cost - $31,000)	31,000

	Total Investments - 99.9% (Cost - $125,640,342*)	$119,252,270
	Other Assets in Excess of Liabilities - 0.1%	81,251

	Total Net Assets - 100.0%	$119,333,521

*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Smith Barney Allocation Series Inc.

The Income Portfolio

Schedules of Investments (unaudited) (continued)	April 30, 2005

Shares	Description	Value
Underlying Funds - 99.5%
185,881	Smith Barney Appreciation Fund Inc.	$2,611,621
1,730,360	Smith Barney Core Plus Bond Fund Inc.	21,733,322
1,222,179	Smith Barney Funds, Inc. - Short-Term Investment Grade Bond Fund	5,108,710
164,587	Smith Barney Income Funds - SB Capital and Income Fund	2,641,626
1,565,433	Smith Barney Income Funds - Smith Barney Diversified Strategic Income Fund	10,644,943
1,545,530	Smith Barney Income Funds - Smith Barney High Income Fund	10,401,416

	Total Underlying Funds (Cost - $59,123,057)	53,141,638

Face Amount
Repurchase Agreement - 0.5%
$ 256,000	Interest in $398,063,000 joint tri-party repurchase agreement dated 4/29/05 with Goldman, Sachs & Co., 2.940% due 5/2/05; Proceeds at maturity - $256,063; (Fully collateralized by various U.S. government agency obligations, 1.250% to 12.750% due 5/31/05 to 11/15/24; Market value - $261,120) (Cost - $256,000)	256,000

	Total Investments - 100.0% (Cost - $59,379,057*)	$53,397,638
	Other Assets in Excess of Liabilities - 0.0%	2,407

	Total Net Assets - 100.0%	$53,400,045

*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

High Growth, Growth, Balanced, Conservative and Income Portfolios (“Funds”) are separate investment funds of the Smith Barney Allocation Series Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) managed by Smith Barney Fund Management LLC, an indirect wholly-owned subsidiary of Citigroup Inc.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreement. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
High Growth Portfolio	$110,037,855	$(47,026,176)	$63,011,679
Growth Portfolio	47,944,549	(59,314,351)	(11,369,802)
Balanced Portfolio	17,328,162	(14,661,037)	2,667,125
Conservative Portfolio	3,175,845	(9,563,917)	(6,388,072)
Income Portfolio	290,148	(6,271,567)	(5,981,419)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Allocation Series Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	June 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	June 29, 2005

By	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date	June 29, 2005